Inventories (Q2)	6 Months Ended
Jun. 30, 2019
Inventories [Abstract]
Inventories
Note 3 - Inventories

Inventories reflected on the accompanying balance sheets are summarized as follows:

Dollars in thousands	June 30, 2019	December 31, 2018
Food, treats and supplements	$1,682	$1,301
Other products and accessories	87	191
Inventory packaging and supplies	168	133
	1,937	1,625
Inventory reserve	(230)	(68)
	$1,707	$1,557